ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 31, 2010 segments	Dec. 31, 2012 segments	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Revenue from loss of hire insurance		$ 2,100,000	$ 400,000	$ 300,000
Accumulated Other Comprehensive Loss:
Unrealized net loss on qualifying cash flow hedging instruments		(6,832,000)	(19,462,000)
Unrealized gain on available-for-sale securities		5,911,000	0
Losses associated with pensions, net of tax recoveries of $0.3 million (2011: $0.4 million)		(17,809,000)	(15,486,000)
Accumulated other comprehensive loss		(18,730,000)	(34,948,000)
Tax recoveries from losses associated with pesnions		300,000	400,000
Number of reportable segments	1	2
Other operating gains and losses | Energy trading contract
Trading activity:
Gains and losses on trading activity		$ 0	$ 2,000,000	$ (5,300,000)